SECURED BORROWINGS, Nord LB Facility (Details) - Secured Borrowings [Member] $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Nov. 13, 2018	Dec. 31, 2019 USD ($) Aircraft
Secured Borrowings [Abstract]
Principal amount outstanding	$ 2,416,807		$ 1,717,483
Nord LB Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 108,882		$ 65,290
Number of aircraft serving as security | Aircraft			3
Maturity date			May 14, 2021
Percentage of lease rentals collected applied to interest and principal			95.00%
Period after termination or expiration of lease when payments become due			6 months
Period aircraft remains off-lease before interest is charged			6 months
Period aircraft remains off-lease before debt service is charged			12 months
Percentage of lease rate paid as debt service fee			85.00%
Period aircraft remains off-lease before payment in full is required or foreclosure on aircraft occurs			24 months
Nord LB Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default			$ 10,000
Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate			1 month
Basis spread on variable rate	1.85%	3.30%